Reserves - Dividend distributions - (Details) - USD ($) $ / shares in Units, $ in Thousands																																																		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Nov. 18, 2021	Nov. 15, 2021	Oct. 01, 2021	Sep. 30, 2021	Sep. 16, 2021	Aug. 11, 2021	Aug. 04, 2021	Jun. 30, 2021	May 26, 2021	May 13, 2021	May 05, 2021	Mar. 31, 2021	Mar. 11, 2021	Feb. 21, 2021	Jan. 04, 2021	Dec. 09, 2020	Nov. 30, 2020	Nov. 09, 2020	Oct. 01, 2020	Sep. 16, 2020	Aug. 27, 2020	Aug. 04, 2020	Jul. 01, 2020	May 28, 2020	May 14, 2020	May 06, 2020	Apr. 01, 2020	Mar. 12, 2020	Feb. 05, 2020	Jan. 02, 2020	Dec. 31, 2019	Dec. 14, 2019	Nov. 21, 2019	Nov. 14, 2019	Nov. 05, 2019	Oct. 01, 2019	Sep. 17, 2019	Aug. 22, 2019	Jul. 31, 2019	Jul. 01, 2019	May 23, 2019	May 10, 2019	May 02, 2019	Apr. 01, 2019	Mar. 14, 2019	Mar. 07, 2019	Feb. 13, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend distributions
Dividend amount paid																																																		$ 67,286	$ 35,698	$ 89,310
Common shares
Dividend distributions
Dividend per share (in dollars per share)						$ 0.10			$ 0.15				$ 0.05			$ 0.05				$ 0.05				$ 0.05				$ 0.05			$ 0.15			$ 0.38			$ 0.15				$ 0.15				$ 0.15				$ 0.15
Dividend amount paid					$ 9,539			$ 14,308			$ 4,769				$ 4,759				$ 4,759				$ 4,758			$ 4,035				$ 12,082			$ 30,731		$ 12,129					$ 12,129			$ 12,129				$ 12,129
Common shares | Dividend distribution one
Dividend distributions
Dividend per share (in dollars per share)				$ 0.15
Dividend amount paid			$ 14,308
Common shares | Dividend distribution two
Dividend distributions
Dividend per share (in dollars per share)				0.10
Dividend amount paid	$ 9,539
Preference shares
Dividend distributions
Dividend per share (in dollars per share)				$ 0.546875			$ 0.546875					$ 0.546875			$ 0.546875			$ 0.546875				$ 0.546875					$ 0.546875			$ 0.546875						$ 0.546875			$ 0.546875					$ 0.546875				$ 0.546875
Dividend amount paid		$ 2,516			$ 2,516					$ 2,516				$ 2,516			$ 2,516				$ 2,516				$ 2,516				$ 2,516			$ 2,516						$ 2,516				$ 2,515				$ 2,516